Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,524,000
Previously Paid Amount	0.00
Total Fee Amount	692.62
Total Offset Amount	0.00
Net Fee	692.62
Narrative - Max Aggregate Offering Price	$ 4,524,000
Final Prospectus	true